Employee Benefits (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
Current cost of service	$ 3,672,626	$ 2,988,782	$ 3,077,205
Past service cost	605,174	469,558	653,426
Non-provided paid benefits	7,277,848	4,976,108	3,718,682
Other	909,255	920,120	2,271,831
Total expense recognized in Consolidated Statement of Income	$ 12,464,903	$ 9,354,568	$ 9,721,144